Consolidated Statements Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Common Stock Common Class A Previously Reported	Common Stock Common Class A Revision of Prior Period, Adjustment	Common Stock Common Class A	Common Stock Previously Reported [1]	Common Stock Revision of Prior Period, Adjustment [1]	Common Stock		Additional Paid-in Capital Previously Reported	Additional Paid-in Capital Revision of Prior Period, Adjustment	Additional Paid-in Capital	Accumulated Deficit Previously Reported	Accumulated Deficit Revision of Prior Period, Adjustment	Accumulated Deficit	Accumulated Other Comprehensive Income Previously Reported	Accumulated Other Comprehensive Income Revision of Prior Period, Adjustment	Accumulated Other Comprehensive Income	Common Class A	Previously Reported	Revision of Prior Period, Adjustment	Total
Balance as of beginning of period (in shares) at Dec. 31, 2022																		6,585,881	(6,585,881)	0
Balance as of beginning of period at Dec. 31, 2022																		$ 25,032	$ (25,032)	$ 0
Balance as of end of period (in shares) at Dec. 31, 2023																				0
Balance as of end of period at Dec. 31, 2023																				$ 0
Common stock, outstanding balance as of beginning of the period (in shares) at Dec. 31, 2022	0	68,845,564	68,845,564	4,771,025	(4,771,025)	0	[1]
Equity, balance as of beginning of the period at Dec. 31, 2022	$ 0	$ 7	$ 7	$ 0	$ 0	$ 0	[1]	$ 1,209	$ 25,025	$ 26,234	$ (29,320)	$ 0	$ (29,320)	$ 0	$ 0	$ 0		$ (28,111)	$ 25,032	(3,079)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)			397,376														397,376
Exercise of stock options										114							$ 114			114
Stock-based compensation										777										777
Change in unrealized gains on marketable debt securities																				0
Net loss													(32,173)							$ (32,173)
Common stock, outstanding balance as of end of period (in shares) at Dec. 31, 2023			69,242,940			0	[1],[2]													69,242,940
Equity, balance as of end of period at Dec. 31, 2023			$ 7			$ 0	[1],[2]			27,125			(61,493)			0				$ (34,361)
Balance as of end of period (in shares) at Dec. 31, 2024																				0
Balance as of end of period at Dec. 31, 2024																				$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)			2,256,157														2,256,157			2,256,157
Exercise of stock options										1,044							$ 1,044			$ 1,044
Stock-based compensation										12,484										12,484
Issuance of Class A common stock in connection with the Business Combination, net of transaction costs (Note 3) (in shares)			43,099,811
Issuance of Class A common stock in connection with the Business Combination, net of transaction costs (Note 3)			$ 4							258,951										258,955
Issuance of Class A common stock upon conversion of simple agreements for future equity immediately before the Business Combination (Note 3) (in shares)			8,407,894
Issuance of Class A common stock upon conversion of simple agreements for future equity immediately before the Business Combination (Note 3)			$ 1							84,137										84,138
Change in unrealized gains on marketable debt securities																2,213				2,213
Issuance of Class A common stock in connection with earnout awards (in shares)			14,699,794
Issuance of Class A common stock in connection with earnout awards			$ 2							(2)										0
Net loss													(73,616)							$ (73,616)
Common stock, outstanding balance as of end of period (in shares) at Dec. 31, 2024			137,706,596			0	[2]													137,706,596
Equity, balance as of end of period at Dec. 31, 2024			$ 14			$ 0	[2]			$ 383,739			$ (135,109)			$ 2,213				$ 250,857

[1]	The shares of the Company’s common stock prior to the reverse recapitalization have been retrospectively recast to reflect the change in the capital structure as a result of the Business Combination as described in Note 3.
[2]	The shares of the Company’s common stock prior to the Business Combination (as defined below) have been retrospectively recast to reflect the change in the capital structure as a result of the Business Combination as described in Note 3.